Cover	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity File Number	001-40785
Entity Registrant Name	Assure Holdings Corp.
Entity Central Index Key	0001798270
Entity Tax Identification Number	82-2726719
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7887 East Belleview Avenue
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	287-3093
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IONM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false